Additional information: condensed financial statements of the Company - Schedule of Condensed Balance Sheets (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash and cash equivalents	$ 177,329	$ 170,802	$ 177,154	$ 123,358
Short-term investments	110,209	101,078
Due from related parties (Allowance for current expected credit losses of USD 388 and USD 691 as of December 31, 2023 and 2024, respectively)	31,519	12,644
Prepayments and other current assets	10,058	9,423
Total current assets	363,032	327,376
Non-current assets:
Due from a related party (Allowance for current expected credit losses of USD 381 and nil as of December 31, 2023 and 2024, respectively)		19,619
Total assets	473,901	468,686
Current liabilities:
Accounts payable	22,964	24,430
Due to related parties	17
Income tax payable	9,386	6,391
Accrued liabilities and other payables	52,093	53,708
Total current liabilities.	126,736	128,086
Total liabilities	156,116	145,213
Commitments and contingencies
Shareholders' equity
Common shares	77	81
Treasury shares	16	12
Total Xunlei Limited's shareholders' equity	318,056	324,862
Total liabilities and shareholders' equity	473,901	468,686
Xunlei Limited
Current assets:
Cash and cash equivalents	33,275	31,919	$ 32,004	$ 32,015
Short-term investments	14,225	28,382
Due from related parties (Allowance for current expected credit losses of USD 388 and USD 691 as of December 31, 2023 and 2024, respectively)	12,646	6,583
Prepayments and other current assets	1,008	1,720
Total current assets	61,154	68,604
Non-current assets:
Due from a related party (Allowance for current expected credit losses of USD 381 and nil as of December 31, 2023 and 2024, respectively)	200,855	199,864
Investments in subsidiaries and consolidated VIEs	67,997	68,086
Total assets	330,006	336,554
Current liabilities:
Due to group companies	7,651	8,150
Income tax payable	35	72
Accrued liabilities and other payables	4,264	3,470
Total current liabilities.	11,950	11,692
Total liabilities	11,950	11,692
Commitments and contingencies
Shareholders' equity
Common shares	77	81
Treasury shares	16	12
Other shareholders' equity	317,963	324,769
Total Xunlei Limited's shareholders' equity	318,056	324,862
Total liabilities and shareholders' equity	$ 330,006	$ 336,554